Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data
Selected quarterly information

	Three Months Ended During 2011
	March 31	June 30	September 30	December 31
	(in thousands, except per share data, unaudited)
Total revenues	$331,128	$488,126	$444,088	$461,456
Income before income taxes and equity income from and impairments of investments in unconsolidated joint ventures	72,882	219,214	158,086	54,272
Total discontinued operations	341	336	340	3,522
Net income	73,984	234,252	175,471	70,787
Net income applicable to HCP, Inc.	70,093	228,759	172,195	67,844
Dividends paid per common share	0.48	0.48	0.48	0.48
Basic earnings per common share	0.17	0.55	0.41	0.15
Diluted earnings per common share	0.17	0.55	0.41	0.15

	Three Months Ended During 2010
	March 31	June 30	September 30	December 31
	(in thousands, except per share data, unaudited)
Total revenues	$294,265	$301,315	$316,475	$340,820
Income before income taxes and equity income from and impairments of investments in unconsolidated joint ventures	81,883	85,452	93,446	127,016
Total discontinued operations	1,206	1,227	5,078	16,422
Net income	84,101	88,595	26,173	145,526
Net income applicable to HCP, Inc.	81,036	85,101	22,655	141,917
Dividends paid per common share	0.465	0.465	0.465	0.465
Basic earnings per common share	0.26	0.27	0.05	0.42
Diluted earnings per common share	0.25	0.27	0.05	0.42